PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Cost	$ 18,730	$ 12,457
Less accumulated depreciation	9,996	5,252
Depreciated cost	8,734	7,205
Depreciation	4,999	2,662	$ 1,229
Reduction to the cost and accumulated depreciation of fully depreciated equipment no longer in use	255
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	10,451	7,046
Computers, peripheral equipment and electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	6,242	3,951
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	$ 2,037	$ 1,460